Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	64 Months Ended	90 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025 [1]
Empower Core Strategies: Flexible Bond Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Institutional Class/MXEDX)
Average Annual Return, Percent	7.97%	0.53%		2.67%
Empower Core Strategies: Flexible Bond Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Flexible Bond Fund (Investor Class/MXEWX)
Average Annual Return, Percent	7.61%	0.22%	0.33%
Empower Core Strategies: Inflation-Protected Securities Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Institutional Class/MXEGX)
Average Annual Return, Percent	7.08%	2.21%		3.39%
Empower Core Strategies: Inflation-Protected Securities Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: Inflation-Protected Securities Fund (Investor Class/MXEYX)
Average Annual Return, Percent	6.76%	1.85%	2.16%
Empower Core Strategies: International Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Institutional Class/MXECX)
Average Annual Return, Percent	29.17%	8.11%		7.38%
Empower Core Strategies: International Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: International Equity Fund (Investor Class/MXEVX)
Average Annual Return, Percent	28.74%	7.75%	10.08%
Empower Core Strategies: U.S. Equity Fund - Institutional Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Institutional Class/MXEBX)
Average Annual Return, Percent	15.41%	12.97%		12.95%
Empower Core Strategies: U.S. Equity Fund - Investor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Empower Core Strategies: U.S. Equity Fund (Investor Class/MXETX)
Average Annual Return, Percent	15.00%	12.57%	14.25%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%	(0.36%)	(0.30%)	2.12%
MSCI EAFE Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI EAFE Index
Average Annual Return, Percent	31.22%	8.92%	10.84%	7.88%
Russell Midcap Growth Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000® Index
Average Annual Return, Percent	17.15%	13.15%	13.95%	13.88%
Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Treasury Inflation Notes 1-10 Year Index
Average Annual Return, Percent	7.47%	2.52%	2.64%	3.65%

[1]	Institutional Class inception date was June 25, 2018.
[2]	Investor Class inception date was September 3, 2020.